CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main components of financing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Bank overdrafts	$ 8,025	$ 3,348
Notes	22,521
Bank and other financial entities loans	26,974	39,371	$ 1,891
Loans for purchase of equipment	987
Companies under section 33 - Law No. 19,550 and related parties			54
Total financial debt proceeds	58,507	42,719	1,945
Notes		(6,007)
Bank and other financial entities loans	(33,445)	(515)	(2,495)
Loans for purchase of equipment	(3,058)	(419)
Companies under section 33 - Law No. 19,550 and related parties			(2)
Total payment of debt	(36,503)	(6,941)	(2,497)
Bank overdrafts	(970)	(145)
Notes - Interests and related expenses	(1,129)	(2,322)
Bank loans - Interests and related expenses	(7,124)	(3,673)	(1,944)
By NDF, purchase of equipment and others	1,330	411	(41)
Companies under section 33 - Law No. 19,550 and related parties			(2)
Total payment of interest and related expenses	$ (7,893)	$ (5,729)	$ (1,987)